Fair Value Measurements	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 13 - Fair Value Measurements

As of June 30, 2024, the Company had financial instruments which were measured at fair value on a recurring basis using significant unobservable inputs (Level 3). Significant changes in the inputs could result in a significant change in the fair value measurements. See each respective footnote for information on the assumptions used in calculating the fair value of financial instruments.

The following tables present information about the Company’s liabilities that are measured at fair value on a recurring basis as of June 30, 2024 and March 31, 2024, including the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Summary of Liabilities Measured at Fair Value on a Recurring Basis

June 30, 2024	Level 1	Level 2	Level 3	Total
Liabilities:
Forward Purchase Agreement put option liability	$-	$-	$10,940	$10,940
Public Warrants	334	-	-	334
Private Placement Warrants	-	-	276	276
Total liabilities	$334	$-	$11,216	$11,550

March 31, 2024	Level 1	Level 2	Level 3	Total
Liabilities:
Forward Purchase Agreement put option liability	$-	$-	$10,244	$10,244
Public Warrants	747	-	-	747
Private Placement Warrants	-	-	620	620
Total liabilities	$747	$-	$10,864	$11,611

The change in the fair value of the forward purchase agreement put option liability of $696 has been recorded to change in fair value of forward purchase agreement put option liability for the period three month ended June 30, 2024 and in the Company’s condensed consolidated statements of operations. The forward purchase agreement put option liability was classified as a current liability, as its liquidation is reasonably expected to use or require current assets or the creation of current liabilities. See also Notes 2 and 11. The estimated fair value of the forward purchase agreement put option liability was calculated using a Monte Carlo model and used significant assumptions including the risk-free rate and volatility. The change in fair value of the forward purchase agreement put option liability is primarily driven by a decrease in the price per share of the Company.

The valuation of the forward purchase agreement put option liability was made using the following assumptions as of June 30, 2024:

Expected Term (Years)	0.35
Risk free Interest Rate	5.20%
Volatility	45.0%
Reference Price for one Class A ordinary share	$1.90

Note:	The private placement announced and completed on April 8, 2024. Quoted share price of Class A ordinary shares of the Company when PIPE (Private Investment in Public Entity) transaction took place was $2.21 approx.

Given that the Public Warrants have a listed price available, the Company classified them as Level 1. The Company has classified the privately placed warrants within Level 3 of the hierarchy as the fair value derived using the Black-Scholes option pricing model, which uses a combination of observable (Level 2) and unobservable (Level 3) inputs. There were no transfers between fair value levels during the three months ended June 30, 2024.

The valuation of the liability for the Private Placement Warrants was made using the following assumptions as of June 30, 2024:

Term (years)	4.36
Risk-free interest rate	5.20%
Stock price at measurement date	$1.90

The following table presents a summary of the changes in the fair value of Derivative Liabilities:

	Forward Purchase Agreement Put Option Liability	Public Warrant Liability	Private Placement Liability	Total
Fair value at April 1, 2024	$10,244	$747	$620	$11,611
Change in fair value (gain) / loss	696	(413)	(344)	(61)
Fair value as of June 30, 2024	$10,940	$334	$276	$11,550

Based on the expected VWAP as at inception as well as June 30, 2024 it is not expected that ATI would be required to issue additional Class A ordinary shares to certain vendors. On this basis, fair value of the derivative financial instrument representing ATI’s obligation to issue additional Class A ordinary shares has been determined to be insignificant on initial recognition as well as at June 30, 2024 and accordingly the quantitative disclosures in relation to the fair value have not been provided.

Note 20 - Fair Value Measurements

As of March 31, 2024, the Company had financial instruments which were measured at fair value on a recurring basis using significant unobservable inputs (Level 3). Significant changes in the inputs could result in a significant change in the fair value measurements. See each respective footnote for information on the assumptions used in calculating the fair value of financial instruments.

The following tables present information about the Company’s liabilities that are measured at fair value on a recurring basis as of March 31, 2024 and March 31, 2023, including the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Summary of Liabilities Measured at Fair Value on a Recurring Basis

March 31, 2024	Level 1	Level 2		Level 3	Total
Liabilities:
Forward Purchase Agreement put option liability	$-		$-	$10,244	$10,244
Public Warrants	747		-	-	747
Private Placement Warrants	-		-	620	620
Total liabilities	$747	$		$10,864	$11,611

March 31, 2023	Level 1	Level 2	Level 3	Total
Liabilities:
Forward Purchase Agreement put option liability	$-	$-	$-	$-
Public Warrants	-	-	-	-
Private Placement Warrants	-	-	-	-
Total liabilities	$-	$-	$-	$-

The initial fair value of the FPA put option liability at the Closing Date was $25,009, which is reported as a forward purchase agreement put option liability in our consolidated balance sheet. The change in the fair value of the forward purchase agreement put option liability of $14,765 has been recorded to change in fair value of forward purchase agreement put option liability for the year ended March 31, 2024, in the Company’s consolidated statements of operations. The forward purchase agreement put option liability was classified as a current liability, as its liquidation is reasonably expected to use or require current assets or the creation of current liabilities. See also Notes 2 and 18. The estimated fair value of the forward purchase agreement put option liability was calculated using a Monte Carlo model and used significant assumptions including the risk-free rate and volatility. The change in fair value of the forward purchase agreement put option liability is primarily driven by a decrease in the price per share of the Company.

The valuation of the forward purchase agreement put option liability was made using the following assumptions as of March 31, 2024:

	Year Ended March 31,
	2024	2024
Weighted Average Fair Value	10,244
Expected Term (Years)	0.60	0.60
Risk free Interest Rate	5.10%	5.10%
Volatility	39.0%	39.0%
Reference Price for one share of Class A common stock	$10.69	2.21
Probability (Weight) - No Dilutive Offering Reset / With Dilutive Offering Reset due to PIPE transaction*	5%	95%
Fair Value of Forward Purchase Agreement Put Option Liability [in thousands]	$40,880	8,631
Stock price at measurement date	$2.6	2.6

*Note:	The private placement announced and completed on April 8, 2024 (estimated probability of 95% as of March 31, 2024). Quoted share price of common stock of the Company when PIPE (Private Investment in Public Entity) transaction took place was $2.21 approx.

Given that the Public Warrants have a listed price available, the Company classified them as Level 1. The Company has classified the privately placed warrants within Level 3 of the hierarchy as the fair value derived using the Black-Scholes option pricing model, which uses a combination of observable (Level 2) and unobservable (Level 3) inputs. There were no transfers between fair value levels during the year ended March 31, 2024.

The valuation of the liability for the Private Placement Warrants was made using the following assumptions as of March 31, 2024:

Term (years)	4.61
Risk-free interest rate	5.10%
Volatility	33.0%
Stock price at measurement date	$2.6

The following table presents a summary of the changes in the fair value of Derivative Liabilities:

	Forward Purchase Agreement Put Option Liability	Public Warrant Liability	Private Placement Liability	Total
Fair value at April 1, 2023	$-	$-	$-	$-
Warrants and Forward Purchase Agreement put option liability acquired as part of Business Combination as at November 6, 2023	25,009	1,513	1,256	27,778
Change in fair value (gain) / loss	(14,765)	(766)	(636)	(16,167)
Fair value as of March 31, 2024	$10,244	$747	$620	$11,611

Based on the expected VWAP as at inception as well as March 31, 2024 it is not expected that ATI would be required to issue additional Class A ordinary shares to certain vendors. On this basis, Fair value of the derivative financial instrument representing ATI’s obligation to issue additional Class A ordinary shares has been determined to be insignificant on initial recognition as well as at March 31, 2024 and accordingly the quantitative disclosures in relation to the fair value have not been provided.